497(e)
                                                                         2-30070
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The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED JUNE 20, 2003 TO THE MAY 1, 2003 EQUI-VEST(R)
EMPLOYER-SPONSORED RETIREMENT PROGRAMS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR:
--------------------------------------------------------------------------------

EQUI-VEST(R) SERIES 200 EDC CONTRACTS OFFERED IN THE STATE OF CONNECTICUT ONLY (THE "MODIFIED EDC CONTRACTS")

This Supplement modifies certain information contained in the above-referenced Prospectus and SAI, as supplemented to date (together, the "Prospectus"), as it relates to the modified EDC Contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). On or about June 20, 2003, the Modified EDC Contracts, modified as described below, will be offered to eligible employees on the basis described in the Prospectus, except that the Withdrawal Charge ("CWC") schedule for the Modified EDC Contracts is revised, resulting in the following changes to the Prospectus:

1. Withdrawal charge.

A. Under "Fees and charges," in "EQUI-VEST(R) employer sponsored retirement programs at a glance - key features," the first sentence in the second paragraph of the 5th bullet is deleted in its entirety and replaced with the following sentence:

   "All SEP, SARSEP, TSA, EDC and Annuitant owned HR-10 contracts under series 100 and 200: 6% of amount withdrawn, generally declining for the first through 12th contract years (except for series 200 EDC contracts issued in the state of Connecticut, in which case(s) the withdrawal charge declines for the first through the 10th contract years)."

B. Under "Charges under the contracts - For SEP, SARSEP, TSA, EDC and Annuitant owned HR-10 contracts" in "Charges and expenses," for EDC contracts in the state of Connecticut only, the withdrawal charge table is replaced in its entirety with the following table:


                ----------------------------------------------
                       CONTRACT YEAR(S)          CHARGE
                ----------------------------------------------
                         1 through 5              6%*
                              6                   5%
                              7                   4%
                              8                   3%
                              9                   2%
                             10                   1%
                         11 and later             0%
                ----------------------------------------------
                *The percentage may be reduced for older ages.



























           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104